Related Parties Transactions (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of transactions between related parties [line items]
Trade receivables balances due from related parties	$ 770	$ 1,000
Sapiens [Member]
Disclosure of transactions between related parties [line items]
Services obtained from Asseco	676	980	$ 1,600
Services provided to Asseco	3,400	3,200	8,250
Fees paid for board services in affiliates	25,300	25,000	28,600
Matrix [Member]
Disclosure of transactions between related parties [line items]
Services provided to Asseco			564
Fees paid for board services in affiliates	$ 29,900	$ 29,000	$ 30,000
Matrix [Member] | EUR [Member]
Disclosure of transactions between related parties [line items]
Services provided to Asseco | €				€ 500